UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:_____
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Cincinnati Financial Corporation
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

 /s/ Martin F. Hollenbeck             Fairfield, Ohio         February 9, 2010
--------------------------         --------------------     -------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.       File No.    Name
01        28-10753    The Cincinnati Insurance Company
02        28-10754    The Cincinnati Life Insurance Company
03        28-10755    The Cincinnati Casualty Company
04        28-10756    The Cincinnati Indemnity Company
05        28-12741    The Cincinnati Specialty Underwriters Insurance Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers              0
                                          -----------

Form 13F Information Table Entry Total:       36
                                          -----------

Form 13F Information Table Value Total      686,772
                                          -----------
                                          (thousands)

List of Other Included Managers: None

                                 Column 2           Column 3   Column 4   Column 5         Column 6   Column 7       Column 8
                                 Title of                                  Shares/    SH/  Investment   Oth
        Issuer                    Class               Cusip    FMV (000)  Principal   PRN     Dis       Mgrs     Sole   Shared  None
3M CO                             COMMON            88579Y101    12,401     150,000    SH    SOLE              150,000    -      -
ABBOTT LABORATORIES               COMMON              2824100    11,759     217,800    SH    SOLE              217,800    -      -
AGL RESOURCES INC                 COMMON              1204106    23,195     635,997    SH    SOLE              635,997    -      -
AT&T INC                          COMMON            00206R102    15,192     542,000    SH    SOLE              542,000    -      -
BAXTER INTERNATIONAL INC          COMMON             71813109    13,790     235,000    SH    SOLE              235,000    -      -
BEST BUY CO INC                   COMMON             86516101    18,246     462,400    SH    SOLE              462,400    -      -
CHEVRON CORP                      COMMON            166764100    25,561     332,000    SH    SOLE              332,000    -      -
CLOROX COMPANY                    COMMON            189054109    13,760     225,573    SH    SOLE              225,573    -      -
COLGATE-PALMOLIVE CO              COMMON            194162103    24,070     293,000    SH    SOLE              293,000    -      -
CONOCOPHILLIPS                    COMMON            20825C104     5,107     100,000    SH    SOLE              100,000    -      -
DOVER CORP                        COMMON            260003108    32,489     780,800    SH    SOLE              780,800    -      -
DUKE ENERGY CORP                  COMMON            26441C105    21,616   1,256,000    SH    SOLE            1,256,000    -      -
EMERSON ELECTRIC CO               COMMON            291011104    11,581     271,845    SH    SOLE              271,845    -      -
GENUINE PARTS CO                  COMMON            372460105    31,241     823,000    SH    SOLE              823,000    -      -
HONEYWELL INTERNATIONAL INC       COMMON            438516106    37,142     947,500    SH    SOLE              947,500    -      -
INTL BUSINESS MACHINES CORP       COMMON            459200101    22,253     170,000    SH    SOLE              170,000    -      -
JOHNSON & JOHNSON                 COMMON            478160104    27,374     425,000    SH    SOLE              425,000    -      -
LINEAR TECHNOLOGY CORP            COMMON            535678106    24,271     794,200    SH    SOLE              794,200    -      -
MCDONALD'S CORP                   COMMON            580135101    27,951     447,638    SH    SOLE              447,638    -      -
MEDTRONIC INC                     CONVERTIBLE DEB   585055AM8     2,453   2,350,000   PRN    SOLE                    -    -      -
MEDTRONIC INC                     CONVERTIBLE DEB   585055AK2     1,983   1,900,000   PRN    SOLE                    -    -      -
MEDTRONIC INC                     COMMON            585055106    30,335     689,750    SH    SOLE              689,750    -      -
MERIDIAN BIOSCIENCE INC           COMMON            589584101    16,809     780,000    SH    SOLE              780,000    -      -
MICROCHIP TECHNOLOGY INC          COMMON            595017104    17,721     610,000    SH    SOLE              610,000    -      -
MICROSOFT CORP                    COMMON            594918104    26,975     885,000    SH    SOLE              885,000    -      -
PAYCHEX INC                       COMMON            704326107    24,512     800,000    SH    SOLE              800,000    -      -
PEPSICO INC                       COMMON            713448108    46,178     759,500    SH    SOLE              759,500    -      -
PFIZER INC                        COMMON            717081103     7,167     394,000    SH    SOLE              394,000    -      -
PIEDMONT NATURAL GAS CO           COMMON            720186105    16,255     607,680    SH    SOLE              607,680    -      -
PRAXAIR INC                       COMMON            74005P104     8,031     100,000    SH    SOLE              100,000    -      -
PROCTER & GAMBLE CO/THE           COMMON            742718109     3,025      49,900    SH    SOLE               49,900    -      -
RPM INTERNATIONAL INC             COMMON            749685103    16,767     824,725    SH    SOLE              824,725    -      -
SPECTRA ENERGY CORP               COMMON            847560109     1,600      78,000    SH    SOLE               78,000    -      -
STAPLES INC                       COMMON            855030102    19,261     783,293    SH    SOLE              783,293    -      -
SYSCO CORP                        COMMON            871829107    26,085     933,613    SH    SOLE              933,613    -      -
VERIZON COMMUNICATIONS INC        COMMON            92343V104    22,618     682,700    SH    SOLE              682,700    -      -
                                                                686,772